Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Current taxes:[Abstract]
Federal	$ 731.5		$ 935.8		$ 555.9
State	48.4		101.0		22.8
Total current taxes	779.9		1,036.8		578.7
Deferred taxes (benefits):[Abstract]
Deferred Federal	112.8		50.0		288.3
Deferred State	(5.2)		5.3		10.4
Total deferred income taxes	107.6		55.3		298.7
Total income taxes	887.5		1,092.1		877.4
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Income before income taxes	2,545.4		3,077.8		2,644.2
Tax rate	35.00%		35.00%		35.00%
Application of the tax rate	890.9		1,077.2		925.5
Tax effect of: [Abstract]
Valuation allowance	0		0		(36.6)
Other, net	(3.4)		14.9		(11.5)
Income taxes	887.5		1,092.1		877.4
Deferred tax assets: [Abstract]
Reserve for anticipated future losses on discontinued products	157.4		160.6
Employee and postretirement benefits	474.1		550.4
Investments, net	79.2		102.7
Deferred policy acquisition costs	28.5		40.6
Insurance reserves	166.8		147.5
Net operating losses	134.8		139.0
Severance and facilities	20.4		48.5
Litigation-related settlement	43.0		1.3
Other	77.6		81.0
Gross deferred tax assets	1,181.8		1,271.6
Less: Valuation allowance	134.4		127.9
Deferred tax assets, net of valuation allowance	1,047.4		1,143.7
Deferred tax liabilities: [Abstract]
Unrealized gains on investment securities	458.9		333.3
Goodwill and other acquired intangible assets	400.9		403.2
Cumulative depreciation and amortization	234.6		228.8
Total gross deferred tax liabilities	1,094.4		965.3
Net deferred tax assets (1)	(47.0)	[1]	178.4	[1]
Classified as current assets	426.5		387.2
Classified as noncurrent assets (liabilities)	473.5		(208.8)
Net income taxes paid	$ 741.0		$ 899.0		$ 674.0

[1]	Includes $426.5 million and $387.2 million classified as current assets at December 31, 2012 and 2011, respectively. Includes $473.5 million and $208.8 million classified as long-term liabilities at December 31, 2012 and 2011, respectively.